Investment Strategy - QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Aug. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	On the Effective Date, the first paragraph under the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus is deleted in its entirety and restated as follows:
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection program that extracts patterns from analyzing data, as discussed below, developed by QRAFT Technologies, Inc. (“Qraft”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions in Korea. Qraft has licensed its proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund. This strategy enhances price momentum investing by combining it with real-time information extracted using large language models. The portfolio construction process emphasizes the most persistent and statistically reliable momentum signals, targeting securities that exhibit strong continuation characteristics and high participation in market trends. This is coupled with an AI-driven scoring framework that reads company-specific news and flags developments that are unusually positive or negative. By combining a quantitative momentum factor with a qualitative, real-time news signal, the strategy aims to capture stronger momentum opportunities while staying responsive to changing market narratives.

The Fund generally invests in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”).